Loss Per Share - Summary of net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (9,648)	$ (1,331)	¥ (24,953)
Denominator:
Weighted average number of shares outstanding	56,441,811	56,441,811	46,841,258
Loss per share - basic | (per share)	¥ (0.17)	$ (0.02)	¥ (0.53)